Prepayments and Other Receivables (Tables)	6 Months Ended
Jun. 30, 2025
Prepayments and Other Receivables [Abstract]
Schedule of Prepayments and Other Receivables

Prepayments and other receivables as of December 31, 2024 and June 30, 2025 are as follows:

	As of December 31, 2024	As of June 30, 2025
	US$	US$
Prepayments to suppliers	240,395	633,590
Rental deposits	3,847	5,280
Other receivables (Note)	—	37,334
	244,242	676,204